Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 68,182,133	$ 54,171,060
Receivables from related parties Non-current	34,407,142
Accounts payable to related parties Current	159,809,887	157,936,325
Non-current accounts payable to related parties	784,373,484	447,193,802
Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	26,979	27,023
Enel Global Infrastructure and Network [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	146,061
Enel Green Power Morocco [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	94,340
GNL Chile S.A. [Member] | Advance Natural Gas Purchase | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	31,025,024	14,666,414
Receivables from related parties Non-current	34,407,142
GNL Chile S.A. [Member] | Dividends [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		788,336
Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	45,069	41,820
Enel Green Power RSA (PTY) LTD [Member] | Other Services [Member] | South Africa [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	110,699
Enel Green Power RSA (PTY) LTD [Member] | Other Services [Member] | South Africa [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	385,716	466,281
Enel Global I&N S.R.L. [Member] | Technical Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		10,365
Proyectos y Soluciones Renovables S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	60,717	29,054
Enel Italy SrL. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	403,854	295,892
Enel Global Trading S.p.A. IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	120,276	44,675
Enel Global Trading S.p.A. IT [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,962,387	3,671,446
Enel Global Trading S.p.A. IT [Member] | Gas Sales [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	16,880,527	18,565,698
Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	467,393	415,200
Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		281,002
Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		173,300
Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Brazilian real [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	705,954
Enel Finance International NV [Member] | Loan Receivable [Member] | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,008,208
Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	859,573
Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		427,882
Emgesa S.A. E.S.P. [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	578,847	703,368
Enel Green Power North America Inc [Member] | Other Services [Member] | US [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	7,381
Enel Green Power North America Inc [Member] | Other Services [Member] | US [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	141,708	57,761
Enel Distribucin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	603,171	354,283
Enel Green Power Mexico [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		98,519
Enel Green Power Perú [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,765,939	1,959,124
Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,180,707	973,873
Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,850,769	4,197,951
Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		107,071
Enel Green Power Argentina [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	284,876	276,607
Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	489,301	419,032
Enel Generacin Piura S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	60,670	89,545
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	273,003
Enel X North America Inc [Member] | Other Services [Member] | US [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	92,730
Parque Amistad II SA de CV [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	50,264
Parque Amistad IV SA de CV [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	17,590
Energetica Monzon S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	461,677	601,512
Enel Generacion Costanera S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	12,589	13,367
Enel Generacion Costanera S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	34,771	32,264
Enel Produzione [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	13,781
Enel X SLR [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	26,954	14,233
Aysén Energìa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		14,286
Aysén Transmisiòn [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		14,285
Energia Nueva Energía Limpia Mexico S.R.L [Member] | Other Services [Member] | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	108,327	52,241
Empresa Distribuidora Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		23,077
Empresa Distribuidora Sur S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,305,475	464,846
Enel Green Power Spa IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,399,057	2,405,958
Enel Green Power Spa IT [Member] | Other Services [Member] | Italy [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,509,373
Sociedad Portuaria Central Cartagena S.A. [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	149,525
Energia y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	341,200	309,717
Enel Green Power Brazil Participacoes LTDA. [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		52,215
Enel Green Power Brazil Participacoes LTDA. [Member] | Other Services [Member] | Brazil [Member] | Brazilian real [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	127,879	23,329
Accounts Payables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	159,809,887	157,936,325
Non-current accounts payable to related parties	784,373,484	447,193,802
Accounts Payables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	159,940	159,940
Accounts Payables [Member] | Enel Global Infrastructure and Network [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	57,324
Accounts Payables [Member] | Enel Global Infrastructure and Network [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,984,129	1,235,525
Accounts Payables [Member] | GNL Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		12,389
Accounts Payables [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,980,936	5,935,652
Non-current accounts payable to related parties	2,497,660
Accounts Payables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	216,522	702,702
Accounts Payables [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		35
Accounts Payables [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	883,576	820,642
Accounts Payables [Member] | Enel Italy SrL IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,115,709	10,658,407
Accounts Payables [Member] | Enel Italy SrL IT [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,438,614	1,528,308
Accounts Payables [Member] | Enel Global Trading S.p.A. IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,099,133	2,258,059
Accounts Payables [Member] | Enel Global Trading S.p.A. IT [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,857,244
Accounts Payables [Member] | Enel Global Trading S.p.A. IT [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,295,836	9,849,260
Accounts Payables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,965,604	3,041,172
Accounts Payables [Member] | Enel S.p.A [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,982,284	2,825,084
Accounts Payables [Member] | Enel S.p.A [Member] | Dividends [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	35,863,042	67,197,814
Accounts Payables [Member] | Enel S.p.A [Member] | Dividends [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	19,155,829
Accounts Payables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		74,949
Accounts Payables [Member] | Enel Finance International NV [Member] | Other Services [Member] | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	134,278
Accounts Payables [Member] | Enel Finance International NV [Member] | Loan | Holland [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		123,979
Non-current accounts payable to related parties	781,875,824	447,193,802
Accounts Payables [Member] | Codensa S.A [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	17,950	13,579
Accounts Payables [Member] | Emgesa S.A. E.S.P. [Member] | Other Services [Member] | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,723	4,723
Accounts Payables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | US [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	248,051	149,591
Accounts Payables [Member] | Enel Distribucin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,291	2,291
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,909,747	1,461,815
Accounts Payables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		1,987
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	681,544
Accounts Payables [Member] | Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	3,017,847	2,199,811
Accounts Payables [Member] | Enel Trading Argentina S.R.L. [member] | Other Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	86,189	77,624
Accounts Payables [Member] | E-Distribuzione Spa [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	49,488	336,814
Accounts Payables [Member] | Enel Produzione [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,043,110	7,482,038
Accounts Payables [Member] | Energia Marina SpA [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,357
Accounts Payables [Member] | Enel X S.R.L. [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	198,815	40,656
Accounts Payables [Member] | Enel X S.R.L. [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	147,488
Accounts Payables [Member] | Enel Energia [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	452,289	452,289
Accounts Payables [Member] | Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	13,887	13,887
Accounts Payables [Member] | Cesi SPA [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	890,343	458,228
Accounts Payables [Member] | Tecnatom SA [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	29,093	102,962
Accounts Payables [Member] | Enel Green Power Spa IT [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	8,514,576	16,609,801
Accounts Payables [Member] | Enel Green Power Spa IT [Member] | Other Services [Member] | Italy [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,328,568
Accounts Payables [Member] | Enel Green Power Spa IT [Member] | Technical Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	19,758,903	13,743,624
Accounts Payables [Member] | Enel Green Power Spa GLO [Member] | Other Services [Member] | Italy [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	8,418,481	7,772,801
Accounts Payables [Member] | Enel Green Power Spain SL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	352,233	217,859
Accounts Payables [Member] | Energia y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	344,877	$ 370,028
Accounts Payables [Member] | Energia y Servicios South America Spa [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 107,037